Share-Based Payments	12 Months Ended
Dec. 31, 2010
Share-based Payments [Abstract]
Share-Based Payments

13. Share-Based Payments

In connection with the Closing, we assumed the Old Clearwire 2008 Stock Compensation Plan, which we refer to as the 2008 Plan, the Old Clearwire 2007 Stock Compensation Plan, which we refer to as the 2007 Plan, and the Old Clearwire 2003 Stock Option Plan, which we refer to as the 2003 Plan. Share grants generally vest ratably over four years and expire no later than ten years after the date of grant. Grants to be awarded under the 2008 Plan will be made available at the discretion of the Compensation Committee of the Board of Directors from authorized but unissued shares, authorized and issued shares reacquired, or a combination thereof. At December 31, 2010, there were 55,324,492 shares available for grant under the 2008 Plan, which authorizes us to grant incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock awards to our employees, directors and consultants. With the adoption of the 2008 Plan, no additional stock options will be granted under the 2007 Plan or the 2003 Plan.

Share-based compensation expense is based on the estimated grant-date fair value of the award and is recognized net of estimated forfeitures on those shares expected to vest over a graded vesting schedule on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

Restricted Stock Units

In connection with the Transactions, all Old Clearwire restricted stock units, which we refer to as RSUs, issued and outstanding at the Closing were exchanged on a one-for-one basis for RSUs with equivalent terms. Following the Closing, we granted RSUs to certain officers and employees under the 2008 Plan. All RSUs generally vest over a four-year period. The fair value of our RSUs is based on the grant-date fair market value of the common stock, which equals the grant date market price.

A summary of the RSU activity for the years ended December 31, 2010, 2009 and 2008 is presented below:

	Number of RSU’s	Weighted- Average Grant Price
Restricted stock units outstanding — January 1, 2008	—
Restricted stock units acquired in purchase accounting — November 28, 2008	3,216,500	$13.19
Granted	716,000	4.10
Forfeited	(43,000)	—
Released	(508,098)	5.18
Cancelled	(108,777)	—

Restricted stock units outstanding — December 31, 2008	3,272,625	$13.19
Granted	10,938,677	4.39
Forfeited	(1,217,857)	5.17
Released	(1,140,251)	6.95
Cancelled	—	—

Restricted stock units outstanding — December 31, 2009	11,853,194	$4.60
Granted	10,523,277	6.71
Forfeited	(3,613,124)	5.55
Released	(4,087,694)	4.22
Cancelled	—	—

Restricted stock units outstanding — December 31, 2010	14,675,653	$5.99

The total fair value of grants during 2010, 2009 and 2008 was $70.6 million, $48.0 million and $2.9 million, respectively. The intrinsic value of RSUs released during the years ended December 31, 2010, 2009 and 2008 was $29.5 million, $7.9 million and $3.2 million, respectively. As of December 31, 2010, there were 14,675,653 RSUs outstanding and total unrecognized compensation cost of approximately $50.3 million, which is expected to be recognized over a weighted-average period of approximately 1.6 years.

For the years ended December 31, 2010, 2009 and 2008, we used a forfeiture rate of 7.15%, 7.75% and 7.50%, respectively, in determining compensation expense for RSUs.

Stock Options

In connection with the Transactions, all Old Clearwire stock options issued and outstanding at the Closing were exchanged on a one-for-one basis for stock options with equivalent terms. Following the Closing, we granted options to certain officers and employees under the 2008 Plan. All options generally vest over a four-year period. The fair value of option grants was estimated on the date of grant using the Black-Scholes option pricing model.

A summary of option activity from January 1, 2008 through December 31, 2010 is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value As of 12/31/2010 (In millions)
Options outstanding — January 1, 2008	—
Options acquired in purchase accounting — November 28, 2008	19,093,614	$14.38
Granted	425,000	4.10
Forfeited	(337,147)	11.64
Exercised	(9,866)	3.00

Options outstanding — December 31, 2008	19,171,601	$14.21	6.36
Granted	7,075,000	4.30
Forfeited	(4,084,112)	15.13
Exercised	(624,758)	3.51

Options outstanding — December 31, 2009	21,537,731	$11.09	6.39
Granted	996,648	7.37
Forfeited	(3,007,895)	12.79
Exercised	(3,083,243)	4.44

Options outstanding — December 31, 2010	16,443,241	$11.80	5.69	$7.7

Vested and expected to vest — December 31, 2010	15,773,721	$12.01	5.59	$7.2

Exercisable outstanding — December 31, 2010	11,074,772	$13.93	4.68	$3.3

The intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $10.5 million, $2.3 million and $15,000, respectively.

Information regarding stock options outstanding and exercisable as of December 31, 2010 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options	Weighted Average Contractual Life Remaining (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$2.25 — $3.00	454,701	1.25	$2.86	454,701	$2.86
$3.03	2,902,000	8.16	3.03	952,000	3.03
$3.53 — $5.45	562,625	6.61	4.34	237,875	4.31
$6.00	2,029,238	3.94	6.00	2,029,238	6.00
$6.07 — $7.66	1,940,656	8.64	7.13	410,625	7.24
$7.87 — $15.00	2,241,589	5.16	11.78	1,338,283	13.26
$16.02	138,625	2.60	16.02	125,875	16.02
$17.11	1,768,442	3.55	17.11	1,346,218	17.11
$18.00 — $20.16	1,667,621	4.50	18.09	1,663,871	18.08
$23.30 — 25.33	2,737,744	5.54	24.25	2,516,086	24.27

Total	16,443,241	5.69	$11.80	11,074,772	$13.93

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions for the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Expected volatility	58.80%-62.22%	63.35%-67.65%	66.52%
Expected dividend yield		—	—
Expected life (in years)	6.25	4.75-6.25	4.75
Risk-free interest rate	2.00%-3.15%	1.36%-2.98%	1.93%
Weighted average fair value per option at grant date	$4.27	$2.63	$2.24

The fair value of option grants in 2010 and 2009 was $4.3 million and $18.6 million, respectively. In addition to options issued in exchange as part of the Transactions, the fair value of option grants during 2008 was $954,000. The total fair value of options vested during the years ended December 31, 2010, 2009 and 2008 was $9.8 million, $5.8 million and $815,000, respectively. The total unrecognized share-based compensation costs related to non-vested stock options outstanding at December 31, 2010 was approximately $5.8 million and is expected to be recognized over a weighted average period of approximately 1.3 years.

For the years ended December 31, 2010, 2009 and 2008, we used a forfeiture rate of 10.09%, 12.66% and 12.66% respectively, in determining compensation expense for options.

Share-based compensation expense recognized for all plans for the years ended December 31, 2010, 2009 and 2008 is as follows (in thousands):

	Year Ended December 31.
	2010	2009	2009
Options	$16,749	$6,386	$2,371
RSUs	30,582	20,091	1,292
Sprint Equity Compensation Plans	204	1,035	2,802

	$47,535	$27,512	$6,465

During the years ended December 31, 2010, 2009 and 2008, we recorded $10.9 million, $2.4 million and $0, respectively, of additional compensation expense related to the accelerated vesting of options and RSUs.

Sprint Equity Compensation Plans

In connection with the Transactions, certain of the Sprint WiMAX Business employees became employees of Clearwire and currently hold unvested Sprint stock options and RSUs in Sprint’s equity compensation plans, which we refer to collectively as the Sprint Plans. The underlying share for awards issued under the Sprint Plans is Sprint common stock. The Sprint Plans allow for continued plan participation as long as the employee remains employed by a Sprint subsidiary or affiliate. Under the Sprint Plans, options are generally granted with an exercise price equal to the market value of the underlying shares on the grant date, generally vest over a period of up to four years and have a contractual term of ten years. RSUs generally have both performance and service requirements with vesting periods ranging from one to three years. RSUs granted after the second quarter 2008 included quarterly performance targets but were not granted until performance targets were met. Therefore, at the grant date these awards only had a remaining service requirement and vesting period of six months following the last day of the applicable quarter. Employees who were granted RSUs were not required to pay for the shares but generally must remain employed with Sprint or a subsidiary, until the restrictions lapse, which was typically three years or less. At December 31, 2010, there were 35,257 unvested options and 66,451 unvested RSUs outstanding.

The share-based compensation associated with these employees is incurred by Sprint on our behalf. Sprint provided us with the fair value of the options and RSUs for each reporting period, which must be remeasured based on the fair value of the equity instruments at each reporting period until the instruments are vested. Total unrecognized share-based compensation costs related to unvested stock options and RSUs outstanding as of December 31, 2010 was $6,000 and $27,000, respectively, and is expected to be recognized over approximately one year.